                     -------------------------------------
                                     TRUST

                               for Credit Unions

                     -------------------------------------


                               SEMIANNUAL REPORT
                           -------------------------
                               FEBRUARY 28, 1998

                            TRUST FOR CREDIT UNIONS

                                ---------------

                             MONEY MARKET PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

 PRINCIPAL              INTEREST                         MATURITY                         AMORTIZED
  AMOUNT                  RATE                             DATE                             COST
 ---------              --------                         --------                         ---------
                            BANK NOTES (12.9%)
 Bank of America
 $ 15,000                 5.50%                          04/24/98                         $ 15,000
 Corestates Bank, N.A.
    7,000                 5.56                           08/26/98                            7,000
 FCC National Bank
   10,000                 5.82                           06/02/98                           10,000
    5,000                 5.79                           06/17/98                            5,000
    5,000                 5.65                           03/03/99                            4,998
 Fifth Third Bank
   20,000                 5.51                           03/23/98                           20,000
 Greenwood Trust
   15,000                 5.53                           03/25/98                           15,000
    5,000                 5.55                           04/08/98                            5,000
 Huntington National Bank
    3,000                 5.82                           11/13/98                            2,999
 Nationsbank, N.A.
   20,000                 5.50                           05/13/98                           20,000
 Wachovia Bank, N.A.
   10,000                 5.50                           03/11/98                           10,000
                                                                                          --------
    Total Bank Notes................................                                      $114,997
                                                                                          --------
                      BANKERS' ACCEPTANCES(A) (2.3%)
 Mellon Bank, N.A.
 $ 20,000                 5.48%                          03/17/98                         $ 19,951
 PNC Bank, N.A.
    1,000                 5.65                           04/01/98                              995
                                                                                          --------
    Total Bankers' Acceptances......................                                      $ 20,946
                                                                                          --------
                      CERTIFICATES OF DEPOSIT (10.7%)
 Bank of America
 $  5,000                 5.63%                          02/26/99                         $  4,997
 BankBoston, N.A.
    8,500                 5.79                           03/16/98                            8,501

 PRINCIPAL              INTEREST                         MATURITY                         AMORTIZED
  AMOUNT                  RATE                             DATE                             COST
 ---------              --------                         --------                         ---------
                   CERTIFICATES OF DEPOSIT--(CONTINUED)
 Bankers Trust Co., New York
 $ 10,000                 5.77%                          06/18/98                         $ 10,000
 Chase Manhattan Bank U.S.A.
   17,000                 5.65                           04/06/98                           17,001
 Corestates Bank, N.A.
    5,000                 5.63                           04/09/98                            5,001
 Crestar Bank
   15,000                 5.55                           04/09/98                           15,001
    5,000                 5.57                           08/24/98                            5,000
 First Tennessee Bank
   15,000                 5.50                           03/05/98                           15,000
 PNC Bank, N.A.
    5,000                 5.55                           04/08/98                            5,000
 Wachovia Bank, N.A.
   10,000                 5.53                           04/07/98                           10,000
                                                                                          --------
    Total Certificates of Deposit...................                                      $ 95,501
                                                                                          --------
                           FEDERAL FUNDS (1.7%)
 American Express Centurion Bank
 $ 15,000                 5.52%                          03/04/98                         $ 15,000
                                                                                          --------
                            TIME DEPOSIT (1.7%)
 Suntrust Bank Atlanta
 $ 15,000                 5.50%                          05/20/98                         $ 15,000
                                                                                          --------
                   VARIABLE RATE DEMAND NOTES(B) (6.5%)
 Bank One
 $  5,000                 5.89%                          03/19/98                         $  5,001
 Comerica Bank
   10,000                 5.80                           03/11/98                            9,997
 Corestates Bank, N.A.
    5,000                 5.59                           03/02/98                            5,000
    3,000                 5.58                           03/05/98                            3,000
 Keybank National Association
   15,000                 5.50                           05/20/98                           14,992

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      MONEY MARKET PORTFOLIO--(CONTINUED)

                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

 PRINCIPAL             INTEREST                       MATURITY                       AMORTIZED
  AMOUNT                 RATE                           DATE                           COST
 ---------             --------                       --------                       ---------
               VARIABLE RATE DEMAND NOTES(B)--(CONTINUED)
 PNC Bank, N.A.
 $ 10,000                5.52%                        03/30/98                       $  9,997
 Southtrust Bank of Alabama, N.A.
   10,000                5.53                         03/09/98                          9,997
                                                                                     --------
    Total Variable Rate Demand Notes..............                                   $ 57,984
                                                                                     --------
                     REPURCHASE AGREEMENTS (64.9%)
 Joint Account I(c)
 $154,300                5.64%                        03/02/98                       $154,300
 Joint Account II
  425,000                5.68                         03/02/98                        425,000
                                                                                     --------
    Total Repurchase Agreements...................                                   $579,300
                                                                                     --------
    Total Investments.............................                                   $898,728(d)
                                                                                     ========

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
(a) The rate disclosed for these securities represents the yield to maturity.
(b) Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 1998.
(c) A portion of this security is being segregated for an open purchase.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                        GOVERNMENT SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                    MORTGAGE BACKED OBLIGATIONS (76.6%)
Adjustable Rate Federal Home Loan Mortgage Corp.
 (FHLMC)(a) (23.8%)
 $ 1,560                  7.76%                            08/01/17                           $  1,610
   1,034                  8.02                             04/01/18                              1,075
   6,777                  7.59                             05/01/18                              7,090
   2,245                  7.48                             07/01/18                              2,319
  16,778                  7.76                             11/01/19                             17,526
   7,143                  7.54                             11/01/21                              7,451
   4,284                  7.54                             02/01/22                              4,465
  22,965                  7.81                             02/01/22                             24,021
  19,976                  7.86                             04/01/22                             20,880
   3,974                  7.08                             11/01/22                              4,030
   1,741                  7.29                             11/01/22                              1,786
  10,776                  7.72                             11/01/22                             11,209
   8,668                  7.74                             06/01/24                              9,093
   5,780                  8.21                             10/01/25                              6,030
   2,730                  7.34                             02/01/28                              2,814
   4,796                  7.41                             04/01/28                              4,976
   2,044                  7.34                             07/01/29                              2,097
   6,409                  7.53                             05/01/31                              6,632
                                                                                              --------
   Total Adjustable Rate FHLMC.......................                                         $135,104
                                                                                              --------
Adjustable Rate Federal National Mortgage Association
 (FNMA)(a) (37.1%)
 $ 3,143                  6.86%                            03/01/17                           $  3,181
   1,816                  7.60                             11/01/17                              1,870
  13,250                  7.34                             12/01/17                             13,682
   1,291                  7.11                             06/01/18                              1,336
   3,965                  7.47                             08/01/18                              4,119
   3,699                  7.67                             09/01/18                              3,859
   1,287                  7.50                             11/01/18                              1,335
   2,176                  7.37                             05/01/19                              2,256
  20,549                  7.37                             06/01/19                             21,176
   2,032                  7.42                             07/01/19                              2,108

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                 MORTGAGE BACKED OBLIGATIONS--(CONTINUED)
Adjustable Rate Federal National Mortgage Association
 (FNMA)(a)--(Continued)
 $ 5,719                  7.00%                            12/01/19                           $  5,722
   3,798                  7.78                             03/01/20                              3,972
   1,503                  7.57                             05/01/20                              1,558
  11,687                  6.68                             12/25/20                             11,745
  14,140                  7.36                             04/01/21                             14,608
  29,534                  7.63                             09/01/21                             30,992
   1,949                  7.41                             10/01/21                              2,001
   2,032                  7.65                             02/01/22                              2,119
  32,416                  7.73                             09/01/22                             33,771
  17,127                  7.64                             09/01/25                             17,814
   1,997                  7.11                             10/01/25                              2,062
   7,290                  6.20                             11/01/26                              7,315
   4,436                  7.53                             07/01/27                              4,590
   3,167                  7.36                             10/01/27                              3,268
  13,549                  6.21                             02/01/31                             13,596
                                                                                              --------
   Total Adjustable Rate FNMA........................                                         $210,055
                                                                                              --------
Adjustable Rate Government National Mortgage Association (GNMA)(a) (8.5%)
 $10,108                  7.37%                            04/20/22                           $ 10,391
   2,778                  7.38                             05/20/22                              2,857
  12,791                  7.10                             10/20/22                             13,110
   5,748                  7.02                             02/20/23                              5,902
   6,229                  7.37                             06/20/23                              6,389
   9,408                  5.50                             09/20/27                              9,471
                                                                                              --------
   Total Adjustable Rate GNMA........................                                         $ 48,120
                                                                                              --------
Fixed Rate FHLMC (3.1%)
 $ 9,337                  7.00%                            01/01/00                           $  9,459
   8,173                  6.50                             12/01/00                              8,203
                                                                                              --------
   Total Fixed Rate FHLMC............................                                         $ 17,662
                                                                                              --------

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(CONTINUED)

                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
             Collateralized Mortgage Obligations (CMOs) (4.1%)
Planned Amortization Class (PAC) CMOs (0.9%)
FHLMC Series 1560, Class X
 $ 5,236                  6.00%                            11/15/16                           $  5,229
                                                                                              --------
Regular Floater CMOs(a) (0.9%)
FHLMC REMIC Trust 1009, Class D
 $ 2,085                  6.29%                            10/15/20                           $  2,103
FHLMC REMIC Trust 1698, Class FA
   2,966                  6.49                             03/15/09                              2,991
                                                                                              --------
   Total Regular Floater CMOs........................                                         $  5,094
                                                                                              --------
Sequential Fixed Rate CMOs (2.2%)
FNMA REMIC Trust 1989-10, Class D
 $ 2,226                  9.50%                            07/25/09                           $  2,275
FNMA REMIC Trust 1989-80, Class E
   3,024                  9.00                             09/25/18                              3,098
FNMA REMIC Trust 1990-24, Class E
   2,639                  9.00                             03/25/20                              2,741
FNMA REMIC Trust G92-43, Class D
   4,546                  7.50                             01/25/03                              4,562
                                                                                              --------
   Total Sequential Fixed Rate CMOs.......................                                    $ 12,676
                                                                                              --------
Super Floater CMOs(a) (0.1%)
FNMA REMIC Trust 1992-157, Class FA
 $   568                  1.97%                            03/25/04                           $    565
                                                                                              --------
   Total CMOs........................................                                         $ 23,564
                                                                                              --------
   Total Mortgage Backed Obligations (cost
    $434,387)........................................                                         $434,505
                                                                                              --------
                        AGENCY DEBENTURES(A) (1.8%)
Sri Lanka Aid
 $10,000                  6.35%                            11/01/24                           $ 10,025
                                                                                              --------
   Total Agency Debentures
    (cost $10,000).....................................                                       $ 10,025
                                                                                              --------

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                     U.S. TREASURY OBLIGATIONS (15.4%)
U.S. Treasury Notes
 $55,500                  5.63%                            11/30/00                           $ 55,578
  30,500                  6.63                             07/31/01                             31,463
                                                                                              --------
   Total U.S. Treasury Obligations (cost $87,297)....                                         $ 87,041
                                                                                              --------
                        REPURCHASE AGREEMENT (7.0%)
Joint Account II
 $39,700                  5.68%                            03/02/98                           $ 39,700
                                                                                              --------
   Total Repurchase Agreement (cost $39,700).........                                         $ 39,700
                                                                                              --------
   Total Investments
    (cost $571,384(b))...............................                                         $571,271
                                                                                              ========
-------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value
  exceeds cost.......................................                                         $  1,742
 Gross unrealized loss for investments in which cost
  exceeds value......................................                                           (1,877)
                                                                                              --------
 Net unrealized loss.................................                                         $   (135)
                                                                                              ========
-------------------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 1998.
(b) The aggregate cost for federal income tax purposes is $571,406.

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         MORTGAGE SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                    MORTGAGE BACKED OBLIGATIONS (75.5%)
Fixed Rate Federal National Mortgage Association (FNMA) (1.7%)
 $ 2,553                  6.00%                            09/01/07                           $  2,540
   1,243                  6.00                             10/01/08                              1,233
   2,740                  6.00                             06/01/09                              2,718
                                                                                              --------
   Total Fixed Rate FNMA.............................                                         $  6,491
                                                                                              --------
            Collateralized Mortgage Obligations (CMOs) (73.8%)
Adjustable Rate CMOs(a) (16.5%)
Citicorp Mortgage Securities, Inc. 1992-17, Class A
 $ 5,498                  7.57%                            10/25/22                           $  5,631
CMC Securities Corp. II 1993-I, Class A2
   2,745                  7.26                             09/25/23                              2,764
DLJ Mortgage Acceptance Corp. 1992-12, Class A1
   3,350                  7.91                             12/25/22                              3,438
Imperial Savings Association 1988-3, Class A
   1,515                  7.44                             01/25/18                              1,516
Independent National Mortgage Corp. 1994-W, Class A1
   1,883                  8.12                             12/25/24                              1,905
Merrill Lynch Mortgage Investors, Inc. 1994-I, Class A1
   4,708                  8.05                             01/25/05                              4,788
Prudential Home Mortgage 1992-8, Class A1
     773                  8.09                             04/25/22                                785
Resolution Trust Corp. 1992-04, Class B2
   4,500                  7.51                             07/25/28                              4,560
Resolution Trust Corp. 1992-11, Class B2
  10,201                  7.52                             10/25/24                             10,234
Resolution Trust Corp. 1994-1, Class M3
   5,624                  7.97                             09/25/29                              5,787
Resolution Trust Corp. 1995-1, Class A3
   8,165                  7.25                             10/25/28                              8,317
Resolution Trust Corp. 1995-1, Class M3
   2,419                  7.25                             10/25/28                              2,470

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                 MORTGAGE BACKED OBLIGATIONS--(CONTINUED)
Adjustable Rate CMOs(a)--(Continued)
Ryland Mortgage Securities Corp.
 1989-FN1, Class A
 $   951                  7.61%                            11/01/18                           $   959
Ryland Mortgage Securities Corp. 1991-B1, Class 1
   1,189                  7.45                             03/25/20                             1,203
Ryland Mortgage Securities Corp. 1992-3, Class A2
     273                  7.51                             06/25/20                               273
Salomon Brothers Mortgage Securities 1990-3A, Class 1
   1,376                  6.74                             11/25/20                             1,373
Salomon Brothers Mortgage Securities 1994-20, Class A
   3,973                  8.18                             12/25/24                             4,054
Saxon Mortgage Securities Corp. 1994-11, Class A
   1,260                  8.11                             12/25/24                             1,290
                                                                                              -------
   Total Adjustable Rate CMOs........................                                         $61,347
                                                                                              -------
Planned Amortization Class (PAC) CMOs (33.9%)
Chemical Mortgage Securities, Inc.
 Series 1994-1, Class A1
 $ 4,465                  6.25%                            01/25/09                           $ 4,405
CMC Securities Corp. III 1993-F, Class A2
   5,000                  6.75                             11/25/23                             4,984
CMC Securities Corp. IV 1997-2,
 Class IA13
   1,238                  6.60                             11/25/27                             1,243
Countrywide Funding Corp. 1993-9,
 Class A3
   3,000                  6.50                             01/25/09                             3,016

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(CONTINUED)

                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                 MORTGAGE BACKED OBLIGATIONS--(CONTINUED)
Planned Amortization Class (PAC) CMOs--(Continued)
Countrywide Funding Corp. 1993-11, Class A9
 $10,750                  6.25%                            02/25/09                           $ 10,674
Countrywide Mortgage Backed Securities,
 Inc. Series 1994-I, Class A4
   7,280                  6.25                             07/25/09                              7,269
FHLMC Series 21, Class Z
   9,788                  5.40                             05/25/16                              9,659
FHLMC Series 1560, Class X
   5,236                  6.00                             11/15/16                              5,229
FHLMC Series 1645, Class ZA
     704                  5.50                             04/15/05                                695
FHLMC Series 1985, Class PC
  18,000                  6.35                             05/17/18                             18,146
FHLMC Series 1987, Class L
  10,000                  6.20                             08/25/22                              9,925
FNMA REMIC Trust G1993-31, Class PZ
   4,380                  5.75                             08/25/16                              4,346
FNMA REMIC Trust X-188B, Class ZA
   6,411                  5.75                             09/25/10                              6,337
GE Capital Mortgage Services, Inc.
 1994-07, Class A6
   1,576                  5.50                             02/25/09                              1,553
GE Capital Mortgage Services, Inc.
 1994-13, Class A1
   2,127                  6.50                             04/25/24                              2,133
GE Capital Mortgage Services, Inc.
 1994-15, Class A8
   5,362                  6.00                             04/25/09                              5,202
GE Capital Mortgage Services, Inc.
 1997-8, Class A13
  13,722                  7.25                             10/25/27                             14,035

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                 MORTGAGE BACKED OBLIGATIONS--(CONTINUED)
Planned Amortization Class (PAC) CMOs--(Continued)
Housing Securities, Inc. 1993-E, Class E8
 $ 5,966                 10.00%                            02/25/08                           $  6,279
Paine Webber Mortgage Acceptance Corp.
 1993-6, Class A3
   5,966                  6.90                             08/25/08                              6,005
Prudential Home Mortgage
 1993-54, Class A4
   4,721                  6.50                             01/25/24                              4,725
                                                                                              --------
   Total PAC CMOs....................................                                         $125,860
                                                                                              --------
Regular Floater CMOs(a) (2.7%)
CMC Securities Corp. III 1994-A,
 Class A17
 $ 4,867                  6.84%                            02/25/24                           $  4,996
Countrywide Funding Corp.
 1993-10, Class A9
   4,931                  6.57                             01/25/24                              5,008
                                                                                              --------
   Total Regular Floater CMOs........................                                         $ 10,004
                                                                                              --------
Sequential Fixed Rate CMOs (19.3%)
Bear Stearns Secured Investors Trust
 1987-2, Class D
 $ 1,856                  9.95%                            10/20/18                           $  1,962
CMC Securities Corp. 1993-C, Class C3
   2,972                  9.55                             04/25/08                              3,230
Collateralized Mortgage Obligation Trust
 Series 12, Class D
   3,948                  9.50                             02/01/17                              4,019
Collateralized Mortgage Obligation Trust
 Series 64, Class Y
  13,510                  9.00                             05/20/06                             13,696
Collateralized Mortgage Obligation Trust
 Series 64, Class Z
   3,860                  9.00                             11/20/20                              4,194

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(CONTINUED)

                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                ($ IN THOUSANDS)

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                 MORTGAGE BACKED OBLIGATIONS--(CONTINUED)
Sequential Fixed Rate CMOs--(Continued)
FHLMC Series 1293, Class Z
 $ 2,499                  7.50%                            07/15/99                           $  2,529
FNMA REMIC Trust 1988-12, Class A
   3,076                 10.00                             02/25/18                              3,250
FNMA REMIC Trust 1989-12, Class X
   3,384                 10.00                             12/25/14                              3,480
FNMA REMIC Trust 1989-59, Class H
   5,913                  7.75                             10/25/18                              5,938
Paine Webber Mortgage Acceptance Corp. 1993-5, Class
 A5
   4,505                  6.25                             06/25/08                              4,469
Prudential Home Mortgage 1992-A,
 Class 1B1
     397                  7.20                             11/29/22                                397
Prudential Home Mortgage 1993-38, Class A4
  16,774                  9.55                             09/25/23                             17,796
Salomon Brothers Mortgage Securities 1984-2, Class Z
   6,276                 10.00                             12/01/14                              6,745
                                                                                              --------
   Total Sequential Fixed Rate
    CMOs.............................................                                         $ 71,705
                                                                                              --------
Support CMO (1.4%)
Countrywide Mortgage Backed Securities, Inc. 1993-A,
 Class A9
 $ 5,379                  6.50%                            10/25/08                           $  5,381
                                                                                              --------
   Total CMOs........................................                                         $274,297
                                                                                              --------
   Total Mortgage Backed Obligations (cost
    $279,341)........................................                                         $280,788
                                                                                              --------

PRINCIPAL               INTEREST                           MATURITY
 AMOUNT                   RATE                               DATE                              VALUE
---------               --------                           --------                            -----
                     U.S. TREASURY OBLIGATIONS (20.7%)
U.S. Treasury Notes
 $23,000                  5.63%                            11/30/00                           $ 23,004
  17,100                  6.63                             07/31/01                             17,640
U.S. Treasury Principal Only Stripped Securities(b)
  31,340                  5.54                             11/15/04                             21,515
  22,150                  5.58                             05/15/05                             14,754
                                                                                              --------
   Total U.S. Treasury Obligations (cost $76,445)....                                         $ 76,913
                                                                                              --------
                       REPURCHASE AGREEMENT (11.6%)
Joint Account II(c)
 $43,000                  5.68%                            03/02/98                           $ 43,000
                                                                                              --------
   Total Repurchase Agreement (cost $43,000)...........                                       $ 43,000
                                                                                              --------
   Total Investments
    (cost $398,786(d))...............................                                         $400,701
                                                                                              ========

-----------------------
FEDERAL INCOME
 TAX
 INFORMATION:
 Gross
  unrealized
  gain for
  investments
  in which
  value
  exceeds
  cost........ $ 3,297
 Gross
  unrealized
  loss for
  investments
  in which
  cost exceeds
  value.......  (1,382)
               -------
 Net
  unrealized
  gain........ $ 1,915
               =======
-----------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a) Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 1998.

(b) The interest rate disclosed for these securities represents effective yields to maturity.

(c) A portion of this security is being segregated for an open purchase.

(d) The amount stated also represents aggregate cost for federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

                                          MONEY      GOVERNMENT     MORTGAGE
                                          MARKET     SECURITIES    SECURITIES
                                        PORTFOLIO    PORTFOLIO     PORTFOLIO
                                       ------------ ------------  ------------
   ASSETS
   Investment in securities, at value
    (identified cost $898,727,622,
    $571,384,125, $398,786,000,
    respectively)....................  $898,727,622 $571,271,017  $400,700,836
   Cash..............................        53,670        4,921        40,480
   Receivables:
    Investment securities sold.......            --    1,683,371        49,101
    Fund shares sold.................            --   10,000,000     5,000,000
    Interest.........................     1,990,801    4,446,317     2,260,104
   Deferred organization expenses,
    net..............................            --           --           488
   Other assets......................         6,282       77,897           --
                                       ------------ ------------  ------------
       Total assets..................   900,778,375  587,483,523   408,051,009
                                       ------------ ------------  ------------
   LIABILITIES
   Payables:
    Investment securities purchased..     4,997,605   18,387,024    34,952,735
    Dividends........................     3,187,325    1,938,469     1,243,515
    Advisory fees....................        34,703       83,079        52,888
    Administration fees..............        11,563       41,538        13,223
   Accrued expenses and other
    liabilities......................        67,766       38,709        32,604
                                       ------------ ------------  ------------
       Total liabilities.............     8,298,962   20,488,819    36,294,965
                                       ------------ ------------  ------------
   NET ASSETS
   Paid-in capital...................   892,479,413  584,943,365   379,323,706
   Accumulated distributions in
    excess of net investment income..            --     (495,125)     (922,509)
   Accumulated net realized loss on
    investment transactions..........            --  (17,340,428)   (8,559,989)
   Net unrealized gain (loss) on
    investments......................            --     (113,108)    1,914,836
                                       ------------ ------------  ------------
       Net assets....................  $892,479,413 $566,994,704  $371,756,044
                                       ============ ============  ============
   Net asset value and public
    offering price per unit (net
    assets/units outstanding)........  $       1.00 $       9.83  $       9.82
                                       ============ ============  ============
   UNITS OUTSTANDING
   Total units outstanding, $0.001
    par value (unlimited number of
    units authorized)................   892,479,413   57,708,132    37,843,661
                                       ============ ============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                  (UNAUDITED)

                                             MONEY     GOVERNMENT    MORTGAGE
                                            MARKET     SECURITIES   SECURITIES
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          -----------  -----------  -----------
   INVESTMENT INCOME:
    Interest income.....................  $14,580,601  $17,471,175  $11,968,189
                                          -----------  -----------  -----------
   EXPENSES:
    Advisory fees.......................      461,240      544,597      344,799
    Administration fees.................      257,904      272,298       86,200
    Custodian fees......................       45,877       54,662       37,868
    Professional fees...................       30,514       27,982       28,164
    Trustees' fees......................       12,377       11,743        7,416
    Amortization of deferred
     organization expenses..............           --           --          479
    Other expenses......................       24,471       18,606       21,322
                                          -----------  -----------  -----------
    Total expenses......................      832,383      929,888      526,248
   Less--Fee waivers....................     (512,821)          --           --
                                          -----------  -----------  -----------
    Net expenses........................      319,562      929,888      526,248
                                          -----------  -----------  -----------
   NET INVESTMENT INCOME................   14,261,039   16,541,287   11,441,941
   NET REALIZED GAIN ON INVESTMENT
    TRANSACTIONS........................           --    1,123,059    1,696,918
   NET CHANGE IN UNREALIZED GAIN (LOSS)
    ON INVESTMENTS......................           --   (1,848,942)     592,094
                                          -----------  -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS.....................  $14,261,039  $15,815,404  $13,730,953
                                          ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                  (UNAUDITED)

                                       MONEY        GOVERNMENT      MORTGAGE
                                      MARKET        SECURITIES     SECURITIES
                                     PORTFOLIO       PORTFOLIO     PORTFOLIO
                                  ---------------  -------------  ------------
FROM OPERATIONS:
 Net investment income..........  $    14,261,039  $  16,541,287  $ 11,441,941
 Net realized gain on investment
  transactions..................               --      1,123,059     1,696,918
 Net change in unrealized gain
  (loss) on investments.........               --     (1,848,942)      592,094
                                  ---------------  -------------  ------------
 Net increase in net assets
  resulting from operations.....       14,261,039     15,815,404    13,730,953
                                  ---------------  -------------  ------------
DISTRIBUTIONS TO UNITHOLDERS:
 From net investment income.....      (14,261,039)   (16,455,790)  (11,063,770)
                                  ---------------  -------------  ------------
FROM UNIT TRANSACTIONS:
 Proceeds from sales of units...    3,208,301,663    126,300,000    48,672,553
 Reinvestment of dividends and
  distributions.................        6,515,266      3,690,042     2,812,376
 Cost of units repurchased......   (2,763,542,192)  (126,996,713)  (32,711,287)
                                  ---------------  -------------  ------------
 Net increase in net assets
  resulting from unit
  transactions..................      451,274,737      2,993,329    18,773,642
                                  ---------------  -------------  ------------
 Total increase.................      451,274,737      2,352,943    21,440,825
NET ASSETS:
 Beginning of period............      441,204,676    564,641,761   350,315,219
                                  ---------------  -------------  ------------
 End of period..................  $   892,479,413  $ 566,994,704  $371,756,044
                                  ===============  =============  ============
ACCUMULATED DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME.........................  $            --  $    (495,125) $   (922,509)
                                  ===============  =============  ============
SUMMARY OF UNIT TRANSACTIONS:
 Units sold.....................    3,208,301,663     12,833,045     4,949,256
 Reinvestment of dividends and
  distributions.................        6,515,266        374,800       286,506
 Units repurchased..............   (2,763,542,192)   (12,897,177)   (3,317,314)
                                  ---------------  -------------  ------------
 Increase in units outstanding..      451,274,737        310,668     1,918,448
                                  ===============  =============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEAR ENDED AUGUST 31, 1997

                                        MONEY        GOVERNMENT     MORTGAGE
                                       MARKET        SECURITIES    SECURITIES
                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                   ---------------  ------------  ------------
FROM OPERATIONS:
 Net investment income...........  $    22,889,935  $ 32,571,231  $ 21,988,908
 Net realized gain (loss) on
  investment transactions........               --    (1,471,081)      901,649
 Net change in unrealized gain on
  investments....................               --     5,778,256     2,440,462
                                   ---------------  ------------  ------------
 Net increase in net assets
  resulting from operations......       22,889,935    36,878,406    25,331,019
                                   ---------------  ------------  ------------
DISTRIBUTION TO UNITHOLDERS:
 From net investment income......      (22,889,935)  (32,571,231)  (21,988,908)
 In excess of net investment
  income.........................               --      (184,815)      (35,416)
                                   ---------------  ------------  ------------
 Total distributions to
  unitholders....................      (22,889,935)  (32,756,046)  (22,024,324)
                                   ---------------  ------------  ------------
FROM UNIT TRANSACTIONS:
 Proceeds from sales of units....    4,961,231,607   107,339,190    39,341,948
 Reinvestment of dividends and
  distributions..................       11,661,004     6,072,657     4,572,906
 Cost of units repurchased.......   (4,958,397,761)  (88,594,881)  (29,452,760)
                                   ---------------  ------------  ------------
 Net increase in net assets
  resulting from unit
  transactions...................       14,494,850    24,816,966    14,462,094
                                   ---------------  ------------  ------------
 Total Increase..................       14,494,850    28,939,326    17,768,789
NET ASSETS:
 Beginning of year...............      426,709,826   535,702,435   332,546,430
                                   ---------------  ------------  ------------
 End of year.....................  $   441,204,676  $564,641,761  $350,315,219
                                   ===============  ============  ============
ACCUMULATED UNDISTRIBUTED
 (DISTRIBUTIONS IN EXCESS OF) NET
 INVESTMENT INCOME...............  $            --  $   (580,622) $ (1,300,680)
                                   ===============  ============  ============
SUMMARY OF UNIT TRANSACTIONS:
 Units sold......................    4,961,231,607    10,921,160     4,039,134
 Reinvestment of dividends and
  distributions..................       11,661,004       618,333       469,421
 Units repurchased...............   (4,958,397,761)   (9,016,857)   (3,026,928)
                                   ---------------  ------------  ------------
 Increase in units outstanding...       14,494,850     2,522,636     1,481,627
                                   ===============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                            MONEY MARKET PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM            DISTRIBUTIONS TO
                               INVESTMENT OPERATIONS         UNITHOLDERS
                               ---------------------- ----------------------------
                                                                                                                  RATIO OF
                                                                                                                    NET
                                                                            FROM                       RATIO OF   INVEST-
                        NET                                        IN       NET      NET                 NET        MENT
                       ASSET                  NET       FROM     EXCESS    REAL-    ASSET              EXPENSES    INCOME
                      VALUE AT    NET      REALIZED     NET      OF NET     IZED    VALUE                 TO         TO
                       BEGIN-   INVEST-     GAIN ON   INVEST-   INVEST-   GAIN ON     AT               AVERAGE    AVERAGE
                      NING OF     MENT      INVEST-     MENT      MENT    INVEST-   END OF   TOTAL       NET        NET
                       PERIOD    INCOME    MENTS(a)    INCOME    INCOME    MENTS    PERIOD RETURN(b)    ASSETS     ASSETS
                      -------- ---------- ----------- --------  --------  --------  ------ ---------   --------   --------
Six months ended
(unaudited):
    2/28/98.........   $1.00      $0.0274 $       --  $(0.0274) $     --  $     --  $1.00    5.59%(d)    0.12%(d)   5.53%(d)
Year ended:8/31/97..    1.00       0.0530         --   (0.0530)       --        --   1.00    5.43        0.18       5.31
    8/31/96.........    1.00       0.0539         --   (0.0539)       --        --   1.00    5.51        0.19       5.37
    8/31/95.........    1.00       0.0555         --   (0.0553)       --        --   1.00    5.56        0.20       5.55
    8/31/94.........    1.00       0.0329     0.0002   (0.0342)  (0.0001)  (0.0002)  1.00    3.50        0.25       3.29
    8/31/93.........    1.00       0.0305     0.0004   (0.0305)       --   (0.0005)  1.00    3.14        0.25       3.05
    8/31/92.........    1.00       0.0416     0.0008   (0.0416)       --   (0.0007)  1.00    4.39        0.25       4.16
    8/31/91.........    1.00       0.0641         --   (0.0641)       --        --   1.00    6.93        0.25       6.41
    8/31/90.........    1.00       0.0824         --   (0.0824)       --        --   1.00    8.58        0.25       8.24
    8/31/89.........    1.00       0.0899         --   (0.0899)       --        --   1.00    9.28        0.25       8.99
5/17/88(c) to
8/31/88.............    1.00       0.0214         --   (0.0214)       --        --   1.00    7.40(d)     0.25(d)    7.27(d)
                                RATIO INFORMATION
                               ASSUMING NO WAIVER
                               OF FEES OR EXPENSE
                                 REIMBURSEMENTS
                               ----------------------
                                           RATIO OF
                                             NET
                        NET    RATIO OF   INVESTMENT
                       ASSETS  EXPENSES     INCOME
                       AT END     TO          TO
                         OF    AVERAGE     AVERAGE
                       PERIOD    NET         NET
                      (000'S)   ASSETS      ASSETS
                      -------- ---------- -----------
Six months ended
(unaudited):
    2/28/98.........  $892,479   0.32%(d)    5.33%(d)
Year ended:8/31/97..   441,205   0.33        5.16
    8/31/96.........   426,710   0.31        5.25
    8/31/95.........   382,096   0.33        5.42
    8/31/94.........   216,989   0.34        3.20
    8/31/93.........   616,229   0.33        2.97
    8/31/92.........   864,924   0.29        4.12
    8/31/91.........   654,977   0.25        6.41
    8/31/90.........   258,304   0.25        8.24
    8/31/89.........   167,331   0.25        8.99
5/17/88(c) to
8/31/88.............   106,739   0.25(d)     7.27(d)

(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Commencement of operations.
(d) Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                        GOVERNMENT SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM          DISTRIBUTIONS TO
                               INVESTMENT OPERATIONS        UNITHOLDERS
                               -----------------------   ------------------
                                                                                                          RATIO OF
                                                                                                            NET
                                              NET                                              RATIO OF   INVEST-
                        NET                 REALIZED                  IN      NET                NET        MENT
                       ASSET                  AND          FROM     EXCESS   ASSET             EXPENSES    INCOME    PORT-
                      VALUE AT   NET       UNREALIZED      NET      OF NET   VALUE                TO         TO       FOLIO
                       BEGIN-  INVEST-    GAIN (LOSS)    INVEST-   INVEST-     AT              AVERAGE    AVERAGE     TURN-
                      NING OF    MENT     ON INVEST-       MENT      MENT    END OF   TOTAL      NET        NET       OVER
                       PERIOD   INCOME      MENTS(A)      INCOME    INCOME   PERIOD RETURN(B)   ASSETS     ASSETS    RATE(C)
                      -------- ---------- ------------   --------  --------  ------ ---------  --------   --------   -------
Six months ended
    (unaudited):
    2/28/98.........   $ 9.84  $   0.2967  $   (0.0115)  $(0.2951) $     --  $ 9.83   2.93%      0.34%(e)   6.07%(e)  48.95%
Year ended: 8/31/97.     9.76      0.5911       0.0829    (0.5911)  (0.0029)   9.84   7.09       0.34       6.02      88.02
    8/31/96.........     9.76      0.6024      (0.0055)   (0.5969)       --    9.76   6.26       0.35       6.16     149.66
    8/31/95.........     9.78      0.5515      (0.0011)   (0.5582)  (0.0122)   9.76   5.82       0.34       5.65      70.58
    8/31/94.........     9.97      0.4286      (0.1974)   (0.4212)       --    9.78   2.33       0.35       4.25      42.27
    8/31/93.........    10.03      0.4641      (0.0599)   (0.4630)  (0.0012)   9.97   4.06       0.34       4.58      67.38
    8/31/92.........    10.00      0.5588       0.0311    (0.5594)       --   10.03   6.68       0.36       5.91     195.53
7/10/91(d) to
8/31/91.............    10.00      0.0873      (0.0016)   (0.0857)       --   10.00   7.02(e)    0.48(e)    7.16(e)    3.56
                                  RATIO INFORMATION
                                 ASSUMING NO WAIVER
                                 OF FEES OR EXPENSE
                                   REIMBURSEMENTS
                                 ----------------------
                                             RATIO OF
                                               NET
                         NET     RATIO OF   INVESTMENT
                        ASSETS   EXPENSES     INCOME
                        AT END      TO          TO
                          OF     AVERAGE     AVERAGE
                        PERIOD     NET         NET
                       (000'S)    ASSETS      ASSETS
                      ---------- ---------- -----------
Six months ended
    (unaudited):
    2/28/98.........  $  566,995   0.34%(e)    6.07%(e)
Year ended: 8/31/97.     564,642   0.34        6.02
    8/31/96.........     535,702   0.35        6.16
    8/31/95.........     529,659   0.34        5.65
    8/31/94.........     594,331   0.37        4.23
    8/31/93.........   1,122,484   0.47        4.45
    8/31/92.........   1,153,410   0.59        5.68
7/10/91(d) to
8/31/91.............      94,139   0.73(e)     6.91(e)

(a) Includes balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Includes the effect of mortgage dollar roll transactions.
(d) Commencement of operations.
(e) Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                         MORTGAGE SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM                   DISTRIBUTIONS TO
                               INVESTMENT OPERATIONS                UNITHOLDERS
                               ---------------------     -------------------------------------
                                              NET                               IN                               RATIO OF
                        NET                 REALIZED                  IN      EXCESS             NET               NET
                       ASSET                  AND          FROM     EXCESS    OF NET            ASSET            EXPENSES
                      VALUE AT   NET       UNREALIZED      NET      OF NET   REALIZED           VALUE               TO
                       BEGIN-  INVEST-    GAIN (LOSS)    INVEST-   INVEST-   GAIN ON    FROM      AT             AVERAGE
                      NING OF    MENT      ON INVEST-      MENT      MENT    INVEST-   PAID-IN  END OF   TOTAL     NET
                       PERIOD   INCOME      MENTS(A)      INCOME    INCOME    MENTS    CAPITAL  PERIOD RETURN(B)  ASSETS
                      -------- ---------- ------------   --------  --------  --------  -------  ------ --------- --------
Six months ended
    (unaudited):
    2/28/98.........   $ 9.75  $   0.3244  $    0.0581   $(0.3125) $     --  $    --   $    --  $ 9.82   3.96%     0.31%(e)
Year ended: 8/31/97.     9.65      0.6399       0.1011    (0.6399)  (0.0011)       --       --    9.75   7.89      0.30
    8/31/96.........     9.74      0.6604      (0.1195)   (0.6309)       --        --       --    9.65   5.67      0.28
    8/31/95.........     9.62      0.6075       0.1539    (0.6075)  (0.0175)       --  (0.0164)   9.74   8.20      0.26
    8/31/94.........    10.13      0.5533      (0.4530)   (0.5719)  (0.0340)  (0.0044)      --    9.62   1.00      0.28
10/9/92(d) to
8/31/93.............    10.00      0.4895       0.1144    (0.4702)       --        --       --   10.13   6.27      0.33(e)
                                                    RATIO INFORMATION
                                                   ASSUMING NO WAIVER
                                                         OF FEES
                                                   ----------------------
                      RATIO OF
                        NET                                    RATIO OF
                      INVEST-                                    NET
                        MENT                NET    RATIO OF   INVESTMENT
                       INCOME     PORT-    ASSETS  EXPENSES     INCOME
                         TO       FOLIO    AT END     TO          TO
                      AVERAGE     TURN-      OF    AVERAGE     AVERAGE
                        NET       OVER     PERIOD    NET         NET
                       ASSETS    RATE(C)  (000'S)   ASSETS      ASSETS
                      ---------- -------- -------- ---------- -----------
Six months ended
    (unaudited):
    2/28/98.........    6.64%(e)  50.57%  $371,756   0.31%(e)    6.64%(e)
Year ended: 8/31/97.    6.57     106.10    350,315   0.30        6.57
    8/31/96.........    6.64     163.42    332,546   0.30        6.62
    8/31/95.........    6.36     130.98    264,409   0.32        6.30
    8/31/94.........    5.66     188.58    283,886   0.29        5.65
10/9/92(d) to
8/31/93.............    5.64(e)  146.24    213,510   0.38(e)     5.59(e)

(a) Includes balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Includes the effect of mortgage dollar roll transactions.
(d) Commencement of operations.
(e) Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         NOTES TO FINANCIAL STATEMENTS

                               FEBRUARY 28, 1998
                                  (UNAUDITED)
1.ORGANIZATION
  Trust for Credit Unions (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio. Units of the Fund are offered for sale solely to state and federally chartered credit unions.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund which are in conformity with those generally accepted in the investment company industry.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A.Investment Valuation

  For the Government Securities Portfolio and Mortgage Securities Portfolio, investments in mortgage backed, asset backed, and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Other securities are valued based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Fund's Board of Trustees. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Fund's Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

 B.Security Transactions and Investment Income

  Security transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio amortizes market discounts and premiums on certain mortgage backed securities and treasury obligations.

  For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                               FEBRUARY 28, 1998
                                  (UNAUDITED)
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

effective yield basis over the expected life of the respective securities, taking into account actual principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

 C.Mortgage Dollar Rolls

  The Government Securities and Mortgage Securities Portfolio may enter into mortgage "dollar rolls" in which the portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The portfolios will hold and maintain cash or liquid debt securities in an amount equal to the forward purchase price in a segregated account until the settlement date. For financial reporting and tax reporting purposes, the portfolios treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

 D.Federal Taxes

  It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income to its unitholders. Accordingly, no federal tax provisions are required. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules and is based upon the best available information. Therefore, in the accompanying financial statements, the source of a portfolio's distributions may be shown as (i) from net investment income, (ii) in excess of net investment income, (iii) from net realized gains on investment transactions, (iv) in excess of net realized gains on investment transactions, and/or (v) from capital.

  As of each portfolio's most recent tax year-end, the following portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

          PORTFOLIO                     AMOUNT              YEARS OF EXPIRATION
   ------------------------ ------------------------------- -------------------
   Government Securities...           $18,980,000               1999 - 2005
   Mortgage Securities.....            10,116,000               2002 - 2005

  These amounts are available to be carried forward to offset future capital gains of the corresponding portfolios to the extent permitted by applicable laws or regulations.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                               FEBRUARY 28, 1998
                                  (UNAUDITED)
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

 E.Deferred Organization Expenses

  Organization-related costs are being amortized on a straight-line basis over a period of five years for the Mortgage Securities Portfolio.

 F.Expenses

  Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative average net assets for the period.

3.AGREEMENTS

  Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Advisory Agreement with the Fund. Under the Advisory Agreement, Goldman Sachs, subject to the general supervision of the Fund's Trustees, manages the Fund's portfolios and provides certain administrative services for the Fund. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, Goldman Sachs is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                   PORTFOLIO                         ASSET LEVELS           FEE
   ----------------------------------------- ----------------------------  -----
   Money Market............................. up to $300 million            0.20%
                                             in excess of $300 million     0.15%
   Government Securities.................... all                           0.20%
   Mortgage Securities...................... all                           0.20%

  Effective July 1, 1997, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to .06% of average daily net assets; prior thereto, Goldman Sachs voluntarily agreed to limit its advisory fee to .12% of the first $250 million, .10% of the next $250 million,
 .09% of the next $250 million and .08% over $750 million of the portfolio's average daily net assets. For the six months ended February 28, 1998, Goldman Sachs waived advisory fees amounting to $306,498.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                               FEBRUARY 28, 1998
                                  (UNAUDITED)
3.AGREEMENTS--(CONTINUED)

  Callahan Credit Union Financial Services Limited Partnership ("CUFSLP") serves as the Fund's administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 39 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Fund's Trustees, provides certain administrative services to the Fund. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                               PORTFOLIO                      FEE
            ------------------------------------------------ -----
            Money Market.................................... 0.10%
            Government Securities........................... 0.10%
            Mortgage Securities............................. 0.05%

  Effective July 1, 1997, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to .02% of average daily net assets; prior thereto, CUFSLP voluntarily agreed to limit its administration fee to .05% of the first $500 million, .04% of the next $250 million and .03% over $750 million of the portfolio's average daily net assets. For the six months ended February 28, 1998, CUFSLP waived administration fees amounting to $206,323.

  CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the "Expenses") of the Money Market Portfolio exceed .20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. Effective July 1, 1997-August 31, 1997, the expense limitation of the portfolio remained at .20% on a daily basis. For the six months ended February 28, 1998, no expenses were required to be reimbursed by CUFSLP under this agreement.

  CUFSLP and Goldman Sachs have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory, administration, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed .05% up to .10% of the Government Securities Portfolio's average daily net assets, and Goldman Sachs will reimburse expenses that exceed .10% up to .15% of the Government Securities Portfolio's average daily net assets. For the six months ended February 28, 1998, no expenses were required to be reimbursed by CUFSLP and Goldman Sachs under this agreement.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                               FEBRUARY 28, 1998
                                  (UNAUDITED)
3.AGREEMENTS--(CONTINUED)

  Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Fund. For the six months ended February 28, 1998, neither received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Fund for a fee.

4.INVESTMENT TRANSACTIONS

  Purchases and proceeds of sales or maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the six months ended February 28, 1998 were as follows ($ in thousands):

                                                           GOVERNMENT  MORTGAGE
                                                           SECURITIES SECURITIES
                                                           PORTFOLIO  PORTFOLIO
                                                           ---------- ----------
Purchases of U.S. Government and agency obligations......   $262,910   $152,992
Purchases (excluding U.S. Government and agency obliga-
 tions)..................................................        --      43,589
Sales or maturities of U.S. Government and agency obliga-
 tions...................................................    288,911    135,972
Sales or maturities (excluding U.S. Government and agency
 obligations)............................................        --      36,390

5.REPURCHASE AGREEMENTS

  During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank and Trust Company, the Fund's custodian, or at subcustodians. GSAM monitors the market value of the underlying securities by pricing them daily.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                               FEBRUARY 28, 1998
                                  (UNAUDITED)

6.JOINT REPURCHASE AGREEMENT ACCOUNTS

  The portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements. The underlying securities for the repurchase agreements include U.S. Treasury obligations and mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities.

  As of February 28, 1998, the Money Market Portfolio had a 3.27% undivided interest in the repurchase agreements in the following joint account which equaled $4,720,100,000 in principal amount. As of February 28, 1998, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows ($ in thousands):

                                         PRINCIPAL INTEREST MATURITY AMORTIZED
            JOINT ACCOUNT I               AMOUNT     RATE     DATE      COST
            ---------------              --------- -------- -------- ----------
Barclays Bank, dated 2/27/98,
 repurchase price $200,094 (U.S.
 Treasury Bill: $12,875, 4/30/98) (U.S.
 Treasury Notes: $181,709, 5.00-9.25%,
 4/15/98-5/15/00) (U.S. Treasury
 Principal Strip: $8,307, 8/15/02)
 (U.S. Treasury Strip: $1,109,
 2/15/99)..............................  $200,000    5.65%   3/2/98  $  200,000
Bear Stearns Companies, Inc, dated
 2/27/98, repurchase price $500,236
 (U.S. Treasury Strips: $500,236,
 5/15/00-2/15/08)......................   500,000    5.66    3/2/98     500,000
Deutsche Bank, dated 2/27/98,
 repurchase price $910,428 (U.S.
 Treasury Bill: $11,960, 8/20/98) (U.S.
 Treasury Notes: $916,240, 5.50-6.88%,
 7/31/99-2/15/08)......................   910,000    5.65    3/2/98     910,000
Donaldson, Lufkin & Jenrette, Inc.,
 dated 2/27/98, repurchase price
 $650,306 (U.S. Treasury Bill: $397,
 4/30/98) (U.S. Treasury Notes:
 $151,282, 5.875-6.375%, 9/30/01-
 2/15/04) (U.S. Treasury Principal
 Strips: $58,575, 11/15/98-11/15/04)
 (U.S. Treasury Strips: $452,746,
 5/15/98-2/15/05)......................   650,000    5.64    3/2/98     650,000
First Boston, dated 2/27/98, repurchase
 price $550,258 (U.S. Treasury Bills:
 $204,503, 4/30/98-11/12/98) (U.S.
 Treasury Principal Strips: $2,178,
 2/15/01-5/15/01) (U.S.                    200,000   5.58    3/2/98     200,000
 Treasury Strips: $355,333, 5/15/98-
  8/15/04).............................    350,000   5.65    3/2/98     350,000
Salomon Brothers, Inc, dated 2/27/98,
 repurchase price $900,425 (U.S.
 Treasury Notes: $114,853, 6.125-
 7.125%, 3/31/98-5/15/05) (U.S.
 Treasury Principal Strips: $185,467,
 5.75-12.00%, 5/15/98-8/15/05) (U.S.
 Treasury Strips: $617,851, 5/15/98-
 8/15/07)..............................   900,000    5.66    3/2/98     900,000
Swiss Bank Corp., dated 2/27/98,
 repurchase price $1,010,571 (U.S.
 Treasury Bills: $10,959, 5/28/98-
 11/12/98) (U.S. Treasury Bonds:
 $12,243, 10.75-15.75%, 11/15/01-
 5/15/03) (U.S. Treasury Infl. Index
 Notes: $510,501, 3.375-3.625%,
 7/15/02-1/15/08) (U.S. Treasury Notes:                                 200,000
 $496,603, 4.75-9.25%, 2/28/98-            200,000   5.48    3/2/98     810,100
 10/15/06).............................    810,100   5.63    3/2/98  ----------
Total Joint Repurchase Agreement
 Account...............................                              $4,720,100
                                                                     ==========

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                               FEBRUARY 28, 1998
                                  (UNAUDITED)
6.JOINT REPURCHASE AGREEMENT ACCOUNTS--(CONTINUED)

  As of February 28, 1998 the Money Market Portfolio, Government Securities Portfolio and the Mortgage Securities Portfolio had a 22.15%, 2.07% and 2.24% undivided interest, respectively, in the repurchase agreements in the following joint account, which equaled $1,918,500,000 in principal amount. As of February 28, 1998, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows ($ in thousands):

                                         PRINCIPAL INTEREST MATURITY AMORTIZED
            JOINT ACCOUNT II              AMOUNT     RATE     DATE      COST
            ----------------             --------- -------- -------- ----------
Bear Stearns Companies, Inc., dated
 2/27/98, repurchase price $450,214
 (GNMA: $350,046, 6.50-8.00%, 8/15/17-
 2/15/28) (FHLMC: $71,342, 6.50-7.00%,
 10/1/27-2/1/28) (FNMA: $38,242, 6.00-
 7.50%, 3/1/13-12/1/25)................. $450,000    5.70%   3/2/98  $  450,000
Canadian Imperial Bank of Commerce,
 dated 2/27/98, repurchase price
 $245,116 (FNMA: $237,739, 6.50-7.50%,
 6/1//09-1/1/28)........................  245,000    5.70    3/2/98     245,000
Canadian Imperial Bank of Commerce,
 dated 2/27/98, repurchase price
 $100,046 (FHLMC: $52,824, 7.00%,
 6/1/24-12/1/27) (FNMA: $49,245, 6.50%,
 11/1/27)...............................  100,000    5.56    3/2/98     100,000
Lehman Brothers, dated 2/27/98,
 repurchase price $200,093 (FHLMC:
 $42,412, 6.50-9.50%, 5/1/06-12/1/22)
 (FHLMC Gold: $21,571, 7.25-12.50%,
 7/1/00-11/1/16) (FNMA: $139,999, 6.00-
 11.00%, 8/1/99-1/1/28).................  200,000    5.55    3/2/98     200,000
Nationsbank, dated 2/27/98, repurchase
 price $200,095 (FNMA: $204,191, 7.50%,
 6/1/12)................................  200,000    5.70    3/2/98     200,000
Nomura Securities Inc., dated 2/27/98,
 repurchase price $400,190 (FCSB:
 $4,145, 6.46%, 8/27/07) (FHLB: $57,885,
 5.61-6.49%, 3/5/98-12/24/07) (FMAC:
 $108,243, 7.05-7.12%, 10/3/05-11/13/07)
 (FNMA: $209,407, 6.28-7.70%, 7/24/01-
 2/12/08) (U.S. Treasury Bond: $821,
 8.25%, 5/15/05) (U.S. Treasury Notes:
 $27,500, 5.50-7.125%, 8/15/99-5/31/01).  400,000    5.70    3/2/98     400,000
Nomura Securities Inc., dated 2/27/98,
 repurchase price $200,095 (FMAC:
 $43,291, 5.00-9.00%, 3/15/98-2/1/28)
 (FNMA: $160,709, 5.50-11.00%, 12/1/98-
 2/1/28)................................  200,000    5.71    3/2/98     200,000
Salomon Brothers, Inc, dated 2/27/98,
 repurchase price $123,558 (U.S.                                        123,500
 Treasury Strips: $126,024, 2/15/05)....   123,500   5.66    3/2/98  ----------
Total Joint Repurchase Agreement
 Account................................                             $1,918,500
                                                                     ==========

7.OTHER MATTERS

  Pursuant to an SEC exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs or its affiliates, subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions on an annual basis.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.

[GOLDMAN SACHS LOGO]


TCUSEM98


-----------------------------
            TRUST

      for Credit Unions
-----------------------------

TRUSTEES
Robert M. Coen, Chairman
John T. Collins, Vice-Chairman
Gene R. Artemenko
James C. Barr
Edgar F. Callahan
Thomas S. Condit
Douglas Grip
Rudolf J. Hanley
Betty G. Hobbs
Wendell A. Sebastian
OFFICERS
Charles W. Filson
President
James A. Fitzpatrick
Vice President
Gordon Linke
Vice President
Nancy L. Mucker
Vice President
John M. Perlowski
Treasurer
Michael J. Richman
Secretary
Howard B. Surloff
Assistant Secretary
ADMINISTRATOR
Callahan Credit Union Financial Services Limited Partnership
INVESTMENT ADVISOR
Goldman Sachs Asset Management,
a separate operating division
of Goldman, Sachs & Co.
TRANSFER AGENT
Goldman, Sachs & Co.
DISTRIBUTORS
Callahan Financial Services, Inc.
Goldman, Sachs & Co.